iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Boeing Co. (The)
(a) (b)
....................... 3,814 $ 682,248
General Dynamics Corp. .................... 2,672 674,386
HEICO Corp. ........................... 1,751 284,205
HEICO Corp. , Class A ...................... 2,943 373,113
Howmet Aerospace, Inc. .................... 17,877 673,427
Huntington Ingalls Industries, Inc. .............. 2,918 676,859
L3Harris Technologies, Inc. .................. 2,962 672,611
Lockheed Martin Corp. ..................... 1,391 674,899
Northrop Grumman Corp. ................... 1,274 679,411
Raytheon Technologies Corp. ................ 6,955 686,598
Textron, Inc. ............................ 9,465 675,612
TransDigm Group, Inc. ..................... 1,069 671,867
7,425,236
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 6,831 684,603
Expeditors International of Washington, Inc. ....... 5,881 682,549
FedEx Corp. ............................ 3,796 691,707
United Parcel Service, Inc. , Class B ............ 3,706 703,139
2,761,998
a
Airlines  —  0 .3%
Delta Air Lines, Inc.
(a)
...................... 19,241 680,554
Southwest Airlines Co.
(a)
.................... 17,403 694,554
1,375,108
a
Auto Components  —  0 .5%
Aptiv PLC
(a)
............................. 6,139 654,847
BorgWarner, Inc. ......................... 15,709 667,790
Lear Corp. ............................. 4,554 656,869
1,979,506
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 47,408 658,971
General Motors Co. ....................... 16,677 676,419
Lucid Group, Inc.
(a) (b)
....................... 58,903 597,277
Rivian Automotive, Inc. , Class A
(a)
.............. 21,860 700,394
Tesla, Inc.
(a)
............................. 3,681 716,691
3,349,752
a
Banks  —  3 .0%
Bank of America Corp. ..................... 17,834 675,017
Citigroup, Inc. ........................... 13,630 659,828
Citizens Financial Group, Inc. ................ 16,413 695,583
Fifth Third Bancorp ....................... 18,615 676,841
First Citizens BancShares, Inc. , Class A .......... 842 687,459
First Horizon Corp. ........................ 27,115 673,808
First Republic Bank ....................... 5,439 694,071
Huntington Bancshares, Inc. ................. 44,543 689,526
JPMorgan Chase & Co. .................... 4,956 684,820
KeyCorp ............................... 35,639 670,370
M&T Bank Corp. ......................... 3,887 660,868
PNC Financial Services Group, Inc. (The) ........ 4,128 694,577
Regions Financial Corp. .................... 29,491 684,486
Signature Bank .......................... 5,023 700,709
SVB Financial Group
(a)
..................... 2,967 687,691
Truist Financial Corp. ...................... 14,526 679,962
U.S. Bancorp ........................... 15,289 693,968
Webster Financial Corp. .................... 12,607 685,064
Wells Fargo & Co. ........................ 14,263 683,911
12,978,559
a
Security Shares Value
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 9,503 $ 693,909
Coca-Cola Co. (The) ...................... 10,848 690,041
Constellation Brands, Inc. , Class A ............. 2,678 689,183
Keurig Dr Pepper, Inc. ..................... 17,724 685,387
Molson Coors Beverage Co. , Class B ........... 12,397 683,199
Monster Beverage Corp.
(a)
................... 6,652 684,225
PepsiCo, Inc. ........................... 3,658 678,596
4,804,540
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 4,280 689,851
Alnylam Pharmaceuticals, Inc.
(a)
............... 3,051 673,020
Amgen, Inc. ............................ 2,309 661,298
Biogen, Inc.
(a)
........................... 2,190 668,322
BioMarin Pharmaceutical, Inc.
(a)
............... 7,543 761,692
Exact Sciences Corp.
(a)
..................... 15,595 700,995
Gilead Sciences, Inc. ...................... 7,932 696,668
Horizon Therapeutics PLC
(a)
................. 8,697 872,222
Incyte Corp.
(a)
........................... 8,564 682,294
Moderna, Inc.
(a)
.......................... 3,652 642,423
Neurocrine Biosciences, Inc.
(a)
................ 5,520 701,371
Regeneron Pharmaceuticals, Inc.
(a)
............. 900 676,530
Seagen, Inc.
(a)
........................... 5,034 611,077
Vertex Pharmaceuticals, Inc.
(a)
................ 2,108 666,971
9,704,734
a
Building Products  —  1 .6%
A O Smith Corp. ......................... 10,823 657,389
Allegion PLC ............................ 5,871 667,239
Carlisle Companies, Inc. .................... 2,645 695,926
Carrier Global Corp. ....................... 15,101 669,276
Fortune Brands Home & Security, Inc. ........... 10,297 672,806
Johnson Controls International PLC ............ 9,902 657,889
Lennox International, Inc. ................... 2,470 643,262
Masco Corp. ............................ 13,283 674,511
Owens Corning .......................... 7,364 654,218
Trane Technologies PLC .................... 3,763 671,394
6,663,910
a
Capital Markets  —  4 .7%
Ameriprise Financial, Inc. ................... 2,018 669,875
Ares Management Corp. , Class A .............. 8,624 676,035
Bank of New York Mellon Corp. (The) ........... 14,884 683,176
BlackRock, Inc.
(c)
......................... 921 659,436
Blackstone, Inc. , NVS ...................... 7,234 662,128
Carlyle Group, Inc. (The) .................... 23,444 730,749
Cboe Global Markets, Inc. ................... 5,459 692,420
Charles Schwab Corp. (The) ................. 8,310 685,907
CME Group, Inc. , Class A ................... 3,845 678,643
Coinbase Global, Inc. , Class A
(a) (b)
.............. 14,654 670,127
FactSet Research Systems, Inc. ............... 1,515 698,854
Franklin Resources, Inc. .................... 25,456 682,475
Goldman Sachs Group, Inc. (The) ............. 1,749 675,376
Intercontinental Exchange, Inc. ............... 6,364 689,285
Invesco Ltd. ............................ 35,019 669,213
KKR & Co., Inc. .......................... 12,794 664,265
LPL Financial Holdings, Inc. .................. 3,039 719,362
MarketAxess Holdings, Inc. .................. 2,553 684,000
Moody's Corp. ........................... 2,270 677,073
Morgan Stanley .......................... 7,435 691,975
MSCI, Inc. , Class A ....................... 1,353 687,094
Nasdaq, Inc. ............................ 10,123 693,021
Northern Trust Corp. ....................... 7,184 668,902
Raymond James Financial, Inc. ............... 5,455 637,690
S&P Global, Inc. ......................... 1,918 676,670

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
SEI Investments Co. ....................... 10,891 $ 678,292
State Street Corp. ........................ 8,774 699,025
T Rowe Price Group, Inc. ................... 5,433 678,636
Tradeweb Markets, Inc. , Class A ............... 11,585 712,014
19,791,718
a
Chemicals  —  2 .9%
Air Products and Chemicals, Inc. .............. 2,237 693,828
Albemarle Corp. ......................... 2,395 665,786
Celanese Corp. .......................... 6,552 703,030
CF Industries Holdings, Inc. .................. 6,545 708,103
Corteva, Inc. ............................ 10,172 683,151
Dow, Inc. .............................. 13,246 675,149
DuPont de Nemours, Inc. ................... 9,560 674,076
Eastman Chemical Co. ..................... 7,872 681,873
Ecolab, Inc. ............................ 4,478 670,939
FMC Corp. ............................. 5,196 678,805
International Flavors & Fragrances, Inc. .......... 6,749 714,179
Linde PLC ............................. 1,980 666,230
LyondellBasell Industries NV , Class A ........... 8,059 685,096
Mosaic Co. (The) ......................... 13,544 694,807
PPG Industries, Inc. ....................... 5,163 698,141
RPM International, Inc. ..................... 6,593 683,167
Sherwin-Williams Co. (The) .................. 2,763 688,484
Westlake Corp. .......................... 6,351 683,685
12,348,529
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 1,476 681,587
Copart, Inc.
(a)
........................... 10,296 685,302
Republic Services, Inc. ..................... 4,954 690,043
Rollins, Inc. ............................. 15,620 631,673
Waste Connections, Inc. .................... 4,731 683,629
Waste Management, Inc. .................... 4,115 690,168
4,062,402
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 4,896 682,013
Cisco Systems, Inc. ....................... 13,878 690,014
F5, Inc.
(a)
.............................. 4,440 686,469
Juniper Networks, Inc. ..................... 21,009 698,339
Motorola Solutions, Inc. .................... 2,522 686,488
3,443,323
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 4,461 668,615
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 1,861 682,019
Vulcan Materials Co. ...................... 3,708 679,788
1,361,807
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 25,500 688,755
American Express Co. ..................... 4,349 685,359
Capital One Financial Corp. .................. 6,702 691,915
Discover Financial Services .................. 6,184 670,098
Synchrony Financial ....................... 18,480 694,478
3,430,605
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 56,135 693,267
Avery Dennison Corp. ...................... 3,524 681,295
Ball Corp. .............................. 12,039 675,147
Crown Holdings, Inc. ...................... 8,249 678,150
International Paper Co. ..................... 18,542 688,279
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 5,140 $ 698,475
Sealed Air Corp. ......................... 12,969 690,340
Westrock Co. ........................... 18,166 688,855
5,493,808
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 3,671 673,004
LKQ Corp. ............................. 12,278 667,064
Pool Corp. ............................. 2,060 678,585
2,018,653
a
Diversified Financial Services  —  0 .5%
Apollo Global Management, Inc. ............... 10,708 743,028
Berkshire Hathaway, Inc. , Class B
(a)
............ 2,134 679,892
Equitable Holdings, Inc. .................... 21,640 686,854
2,109,774
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 34,963 674,086
Liberty Global PLC , Class A
(a)
................ 12,336 247,707
Liberty Global PLC , Class C , NVS
(a) (b)
........... 21,416 442,883
Lumen Technologies, Inc.
(a)
.................. 112,989 618,050
Verizon Communications, Inc. ................ 17,205 670,651
2,653,377
a
Electric Utilities  —  2 .6%
Alliant Energy Corp. ....................... 12,002 675,713
American Electric Power Co., Inc. .............. 7,266 703,349
Constellation Energy Corp. .................. 7,109 683,317
Duke Energy Corp. ....................... 6,852 684,720
Edison International ....................... 10,746 716,328
Entergy Corp. ........................... 5,926 689,016
Evergy, Inc. ............................. 11,309 669,606
Eversource Energy ....................... 8,327 689,975
Exelon Corp. ............................ 17,191 711,192
FirstEnergy Corp. ........................ 17,236 710,813
NextEra Energy, Inc. ...................... 7,972 675,228
NRG Energy, Inc. ......................... 15,702 666,550
PG&E Corp.
(a)
........................... 44,157 693,265
PPL Corp. ............................. 23,611 696,997
Southern Co. (The) ....................... 10,115 684,178
Xcel Energy, Inc. ......................... 9,699 681,064
11,031,311
a
Electrical Equipment  —  1 .3%
AMETEK, Inc. ........................... 4,761 678,062
Eaton Corp. PLC ......................... 4,019 656,906
Emerson Electric Co. ...................... 7,078 677,860
Generac Holdings, Inc.
(a)
.................... 6,447 680,287
Hubbell, Inc. ............................ 2,616 664,621
Plug Power, Inc.
(a) (b)
....................... 41,871 668,261
Rockwell Automation, Inc. ................... 2,505 661,871
Sensata Technologies Holding PLC ............ 15,063 679,341
5,367,209
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 8,321 669,258
Arrow Electronics, Inc.
(a)
.................... 6,137 667,337
CDW Corp. ............................. 3,574 674,199
Cognex Corp. ........................... 13,893 691,594
Corning, Inc. ............................ 19,571 667,958
Keysight Technologies, Inc.
(a)
................. 3,858 697,874
TE Connectivity Ltd. ....................... 5,248 661,878
Teledyne Technologies, Inc.
(a)
................. 1,629 684,343
Trimble, Inc.
(a)
........................... 11,437 683,361

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
............ 2,590 $ 700,025
6,797,827
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 22,768 660,727
Halliburton Co. .......................... 18,067 684,559
Schlumberger Ltd. ........................ 12,411 639,787
1,985,073
a
Entertainment  —  1 .6%
Activision Blizzard, Inc. ..................... 8,951 661,926
Electronic Arts, Inc. ....................... 5,099 666,847
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 11,513 701,602
Live Nation Entertainment, Inc.
(a)
.............. 10,017 728,837
Netflix, Inc.
(a)
............................ 2,303 703,636
ROBLOX Corp. , Class A
(a)
................... 20,909 664,279
Roku, Inc. , Class A
(a) (b)
..................... 11,918 707,572
Take-Two Interactive Software, Inc.
(a)
............ 6,715 709,708
Walt Disney Co. (The)
(a)
.................... 7,225 707,111
Warner Bros Discovery, Inc. , Series A
(a)
.......... 61,583 702,046
6,953,564
a
Equity Real Estate Investment Trusts (REITs)  —  5 .6%
Alexandria Real Estate Equities, Inc. ............ 4,417 687,329
American Homes 4 Rent , Class A .............. 20,726 685,409
American Tower Corp. ..................... 3,072 679,680
AvalonBay Communities, Inc. ................ 3,920 685,608
Boston Properties, Inc. ..................... 9,356 674,380
Camden Property Trust ..................... 5,776 695,026
Crown Castle, Inc. ........................ 4,883 690,603
Digital Realty Trust, Inc. .................... 6,004 675,210
Equinix, Inc. ............................ 1,024 707,226
Equity LifeStyle Properties, Inc. ............... 10,168 675,359
Equity Residential ........................ 10,539 683,559
Essex Property Trust, Inc. ................... 3,135 690,891
Extra Space Storage, Inc. ................... 4,194 673,934
Gaming and Leisure Properties, Inc. ............ 13,228 695,925
Healthcare Realty Trust, Inc. , Class A ........... 34,135 700,791
Healthpeak Properties, Inc. .................. 26,906 706,552
Host Hotels & Resorts, Inc. .................. 36,184 685,325
Invitation Homes, Inc. ...................... 21,210 692,082
Iron Mountain, Inc. ........................ 12,682 689,013
Kimco Realty Corp. ....................... 29,943 686,294
Medical Properties Trust, Inc. ................. 53,617 703,455
Mid-America Apartment Communities, Inc. ........ 4,179 689,033
Prologis, Inc. ............................ 5,789 681,886
Public Storage ........................... 2,260 673,390
Realty Income Corp. ....................... 10,251 646,531
Regency Centers Corp. .................... 10,112 671,740
SBA Communications Corp. , Class A ............ 2,282 683,003
Simon Property Group, Inc. .................. 5,625 671,850
Sun Communities, Inc. ..................... 4,638 681,322
UDR, Inc. .............................. 16,499 684,213
Ventas, Inc. ............................ 15,050 700,276
VICI Properties, Inc. ....................... 20,534 702,263
Welltower, Inc. ........................... 9,785 695,029
Weyerhaeuser Co. ........................ 20,553 672,289
WP Carey, Inc. .......................... 8,320 655,616
23,972,092
a
Food & Staples Retailing  —  0 .8%
Costco Wholesale Corp. .................... 1,273 686,465
Kroger Co. (The) ......................... 13,743 676,018
Sysco Corp. ............................ 7,797 674,519
Security Shares Value
a
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc. ................ 16,685 $ 692,428
Walmart, Inc. ............................ 4,415 672,934
3,402,364
a
Food Products  —  2 .4%
Archer-Daniels-Midland Co. .................. 6,971 679,673
Bunge Ltd. ............................. 6,586 690,476
Campbell Soup Co. ....................... 12,864 690,411
Conagra Brands, Inc. ...................... 18,449 700,693
Darling Ingredients, Inc.
(a)
................... 9,283 666,798
General Mills, Inc. ........................ 8,185 698,181
Hershey Co. (The) ........................ 2,945 692,576
Hormel Foods Corp. ....................... 13,630 640,610
JM Smucker Co. (The) ..................... 4,538 698,897
Kellogg Co. ............................. 9,393 685,219
Kraft Heinz Co. (The) ...................... 17,408 685,005
Lamb Weston Holdings, Inc. ................. 7,894 685,989
McCormick & Co., Inc. , NVS ................. 7,918 674,455
Mondelez International, Inc. , Class A ............ 10,205 689,960
Tyson Foods, Inc. , Class A .................. 10,123 670,952
10,249,895
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 5,765 692,953
UGI Corp. .............................. 17,178 663,930
1,356,883
a
Health Care Equipment & Supplies  —  3 .5%
Abbott Laboratories ....................... 6,403 688,835
ABIOMED, Inc.
(a)
......................... 1,758 664,155
Align Technology, Inc.
(a)
..................... 3,427 673,954
Baxter International, Inc. .................... 12,059 681,695
Becton Dickinson and Co. ................... 2,940 733,060
Boston Scientific Corp.
(a)
.................... 15,439 698,923
Cooper Companies, Inc. (The) ................ 2,158 682,683
Dentsply Sirona, Inc. ...................... 21,306 644,719
Dexcom, Inc.
(a)
.......................... 5,832 678,145
Edwards Lifesciences Corp.
(a)
................ 8,839 682,813
Hologic, Inc.
(a)
........................... 9,026 687,420
IDEXX Laboratories, Inc.
(a)
................... 1,602 682,244
Insulet Corp.
(a) (b)
.......................... 2,244 671,786
Intuitive Surgical, Inc.
(a)
..................... 2,530 684,087
Masimo Corp.
(a)
.......................... 4,689 679,624
Medtronic PLC .......................... 8,158 644,808
Novocure Ltd.
(a) (b)
......................... 8,559 657,674
ResMed, Inc. ........................... 2,956 680,471
STERIS PLC ............................ 3,995 742,031
Stryker Corp. ........................... 2,966 693,718
Teleflex, Inc. ............................ 3,051 714,300
Zimmer Biomet Holdings, Inc. ................ 5,813 698,141
15,065,286
a
Health Care Providers & Services  —  2 .6%
AmerisourceBergen Corp. ................... 4,094 698,805
Cardinal Health, Inc. ....................... 8,538 684,491
Centene Corp.
(a)
......................... 8,022 698,315
Cigna Corp. ............................ 2,078 683,433
CVS Health Corp. ........................ 6,813 694,108
DaVita, Inc.
(a)
............................ 9,388 692,177
Elevance Health, Inc. ...................... 1,339 713,580
HCA Healthcare, Inc. ...................... 2,883 692,554
Henry Schein, Inc.
(a)
....................... 8,405 680,133
Humana, Inc. ........................... 1,252 688,475
Laboratory Corp. of America Holdings ........... 2,881 693,457
McKesson Corp. ......................... 1,794 684,734

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a)
.................... 2,087 $ 702,839
Quest Diagnostics, Inc. ..................... 4,530 687,790
UnitedHealth Group, Inc. .................... 1,251 685,248
Universal Health Services, Inc. , Class B ......... 5,155 674,532
11,054,671
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 3,603 685,867
a
Hotels, Restaurants & Leisure  —  3 .1%
Airbnb, Inc. , Class A
(a)
...................... 6,784 692,918
Aramark ............................... 16,320 678,912
Booking Holdings, Inc.
(a)
.................... 342 711,172
Caesars Entertainment, Inc.
(a)
................ 13,270 674,249
Carnival Corp.
(a) (b)
......................... 70,036 695,457
Chipotle Mexican Grill, Inc.
(a)
................. 441 717,489
Darden Restaurants, Inc. ................... 4,508 662,631
Domino's Pizza, Inc. ....................... 1,803 700,880
Expedia Group, Inc.
(a)
...................... 6,746 720,743
Hilton Worldwide Holdings, Inc. ............... 4,754 678,015
Las Vegas Sands Corp.
(a)
................... 15,205 712,202
Marriott International, Inc. , Class A ............. 4,101 678,100
McDonald's Corp. ........................ 2,426 661,789
MGM Resorts International .................. 18,052 665,397
Royal Caribbean Cruises Ltd.
(a)
............... 11,301 677,269
Starbucks Corp. .......................... 6,771 691,996
Vail Resorts, Inc. ......................... 2,725 701,797
Wynn Resorts Ltd.
(a)
....................... 8,727 730,101
Yum! Brands, Inc. ........................ 5,323 684,857
13,135,974
a
Household Durables  —  1 .3%
DR Horton, Inc. .......................... 8,149 700,814
Garmin Ltd. ............................. 7,286 677,525
Lennar Corp. , Class A ...................... 7,830 687,709
Mohawk Industries, Inc.
(a)
................... 6,634 672,223
Newell Brands, Inc. ....................... 49,681 644,363
NVR, Inc.
(a)
............................. 151 700,491
PulteGroup, Inc. ......................... 15,478 693,105
Whirlpool Corp. .......................... 4,499 659,238
5,435,468
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 8,679 710,550
Clorox Co. (The) ......................... 4,518 671,601
Colgate-Palmolive Co. ..................... 8,674 672,061
Kimberly-Clark Corp. ...................... 5,048 684,660
Procter & Gamble Co. (The) ................. 4,680 698,069
3,436,941
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The)
(b)
........................ 23,978 693,444
Vistra Corp. ............................ 28,950 704,353
1,397,797
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 5,232 659,075
General Electric Co. ....................... 7,759 667,041
Honeywell International, Inc. ................. 3,092 678,849
2,004,965
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 9,349 672,474
Allstate Corp. (The) ....................... 4,997 669,098
American Financial Group, Inc. ............... 4,667 663,741
American International Group, Inc. ............. 11,088 699,764
Security Shares Value
a
Insurance (continued)
Aon PLC , Class A ........................ 2,201 $ 678,524
Arch Capital Group Ltd.
(a)
................... 11,501 689,025
Arthur J Gallagher & Co. .................... 3,413 679,562
Assurant, Inc. ........................... 4,720 605,198
Brown & Brown, Inc. ....................... 11,648 694,104
Chubb Ltd. ............................. 3,156 693,026
Cincinnati Financial Corp. ................... 6,207 688,729
Erie Indemnity Co. , Class A , NVS .............. 2,475 698,915
Everest Re Group Ltd. ..................... 2,050 692,777
Fidelity National Financial, Inc. ................ 16,706 674,254
Globe Life, Inc. .......................... 5,832 699,607
Hartford Financial Services Group, Inc. (The) ...... 9,000 687,330
Lincoln National Corp. ..................... 17,579 684,526
Loews Corp. ............................ 11,714 681,169
Markel Corp.
(a)
........................... 527 698,191
Marsh & McLennan Companies, Inc. ............ 3,960 685,793
MetLife, Inc. ............................ 8,785 673,810
Principal Financial Group, Inc. ................ 7,297 654,395
Progressive Corp. (The) .................... 5,167 682,819
Prudential Financial, Inc. .................... 6,180 667,625
Travelers Companies, Inc. (The) ............... 3,594 682,177
W R Berkley Corp. ........................ 9,045 689,953
Willis Towers Watson PLC ................... 2,850 701,556
18,388,142
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class A
(a)
.................... 3,530 356,495
Alphabet, Inc. , Class C , NVS
(a)
................ 3,265 331,234
Match Group, Inc.
(a)
....................... 14,294 722,704
Meta Platforms, Inc. , Class A
(a)
................ 5,919 699,034
Pinterest, Inc. , Class A
(a)
.................... 27,204 691,526
Snap, Inc. , Class A , NVS
(a)
.................. 63,046 650,004
ZoomInfo Technologies, Inc.
(a)
................ 24,925 712,855
4,163,852
a
Internet & Direct Marketing Retail  —  1 .0%
Amazon.com, Inc.
(a)
....................... 7,045 680,124
Chewy, Inc. , Class A
(a) (b)
.................... 16,208 699,051
DoorDash, Inc. , Class A
(a)
................... 11,378 662,769
eBay, Inc. .............................. 14,519 659,743
Etsy, Inc.
(a)
............................. 5,822 769,028
MercadoLibre, Inc.
(a)
....................... 689 641,449
4,112,164
a
IT Services  —  4 .7%
Accenture PLC , Class A .................... 2,315 696,653
Affirm Holdings, Inc. , Class A
(a) (b)
............... 49,093 683,374
Akamai Technologies, Inc.
(a)
.................. 7,292 691,719
Automatic Data Processing, Inc. ............... 2,591 684,387
Block, Inc. , Class A
(a)
...................... 10,077 682,918
Broadridge Financial Solutions, Inc. ............ 4,587 683,967
Cloudflare, Inc. , Class A
(a)
................... 14,109 693,316
Cognizant Technology Solutions Corp. , Class A ..... 11,060 688,043
EPAM Systems, Inc.
(a)
...................... 1,942 715,782
Fidelity National Information Services, Inc. ........ 10,800 783,864
Fiserv, Inc.
(a) (b)
........................... 6,642 693,159
FleetCor Technologies, Inc.
(a)
................. 3,519 690,428
Gartner, Inc.
(a)
........................... 1,964 688,127
Global Payments, Inc. ..................... 6,767 702,279
GoDaddy, Inc. , Class A
(a)
.................... 8,959 708,926
International Business Machines Corp. .......... 4,492 668,859
Jack Henry & Associates, Inc. ................ 3,548 671,814
Mastercard, Inc. , Class A .................... 1,930 687,852
MongoDB, Inc. , Class A
(a)
................... 4,148 633,358
Okta, Inc. , Class A
(a)
....................... 13,302 709,263

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
Paychex, Inc. ........................... 5,489 $ 680,801
PayPal Holdings, Inc.
(a)
..................... 7,810 612,382
Snowflake, Inc. , Class A
(a)
................... 4,554 650,767
SS&C Technologies Holdings, Inc. ............. 12,701 682,806
Toast, Inc. , Class A
(a)
...................... 36,442 669,075
Twilio, Inc. , Class A
(a)
...................... 13,467 660,152
VeriSign, Inc.
(a)
.......................... 3,414 682,151
Visa, Inc. , Class A ........................ 3,146 682,682
Western Union Co. (The) ................... 47,750 700,015
19,878,919
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 11,143 700,003
a
Life Sciences Tools & Services  —  2 .2%
Agilent Technologies, Inc. ................... 4,537 703,144
Avantor, Inc.
(a)
........................... 31,765 707,724
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,666 690,907
Bio-Techne Corp. ......................... 7,924 673,461
Charles River Laboratories International, Inc.
(a)
..... 2,739 626,053
Danaher Corp. .......................... 2,545 695,828
Illumina, Inc.
(a)
........................... 3,007 655,766
IQVIA Holdings, Inc.
(a)
...................... 3,102 676,298
Mettler-Toledo International, Inc.
(a)
............. 473 695,102
PerkinElmer, Inc. ......................... 4,871 680,625
Repligen Corp.
(a)
......................... 3,770 674,227
Thermo Fisher Scientific, Inc. ................. 1,239 694,113
Waters Corp.
(a)
.......................... 2,065 715,729
West Pharmaceutical Services, Inc. ............ 2,948 691,778
9,580,755
a
Machinery  —  2 .7%
Caterpillar, Inc. .......................... 2,866 677,551
Cummins, Inc. ........................... 2,650 665,574
Deere & Co. ............................ 1,601 706,041
Dover Corp. ............................ 4,755 674,972
Fortive Corp. ............................ 9,957 672,595
IDEX Corp. ............................. 2,840 674,472
Illinois Tool Works, Inc. ..................... 2,923 664,895
Ingersoll Rand, Inc. ....................... 12,351 666,583
Nordson Corp. ........................... 2,887 682,747
Otis Worldwide Corp. ...................... 8,529 666,030
PACCAR, Inc. ........................... 6,385 676,235
Parker-Hannifin Corp. ...................... 2,170 648,700
Pentair PLC ............................ 14,729 674,146
Snap-on, Inc. ........................... 2,806 675,124
Stanley Black & Decker, Inc. ................. 8,270 675,824
Westinghouse Air Brake Technologies Corp. ....... 6,689 676,191
Xylem, Inc. ............................. 5,889 661,629
11,439,309
a
Media  —  2 .0%
Charter Communications, Inc. , Class A
(a) (b)
........ 1,772 693,366
Comcast Corp. , Class A .................... 19,224 704,367
DISH Network Corp. , Class A
(a)
............... 43,549 698,961
Fox Corp. , Class A , NVS .................... 14,814 480,714
Fox Corp. , Class B ........................ 7,037 214,769
Interpublic Group of Companies, Inc. (The) ....... 20,038 688,506
Liberty Broadband Corp. , Class C , NVS
(a)
........ 7,689 698,623
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 4,879 213,798
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
10,883 477,002
News Corp. , Class A , NVS .................. 37,198 712,342
Omnicom Group, Inc. ...................... 8,591 685,218
Paramount Global , Class B , NVS .............. 35,544 713,723
Sirius XM Holdings, Inc.
(b)
................... 103,794 673,623
Security Shares Value
a
Media (continued)
Trade Desk, Inc. (The) , Class A
(a)
.............. 13,326 $ 694,818
8,349,830
a
Metals & Mining  —  1 .0%
Alcoa Corp.
(b)
........................... 14,019 702,772
Cleveland-Cliffs, Inc.
(a)
..................... 46,284 716,476
Freeport-McMoRan, Inc. .................... 18,251 726,390
Newmont Corp. .......................... 14,696 697,619
Nucor Corp. ............................ 4,670 700,267
Steel Dynamics, Inc. ....................... 6,590 684,899
4,228,423
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 33,312 721,871
a
Multiline Retail  —  0 .5%
Dollar General Corp. ...................... 2,574 658,120
Dollar Tree, Inc.
(a)
......................... 4,060 610,178
Target Corp. ............................ 4,072 680,309
1,948,607
a
Multi-Utilities  —  1 .6%
Ameren Corp. ........................... 7,696 687,407
CenterPoint Energy, Inc.
(b)
................... 22,354 695,433
CMS Energy Corp. ........................ 11,054 675,068
Consolidated Edison, Inc. ................... 7,091 695,202
Dominion Energy, Inc. ...................... 11,211 685,104
DTE Energy Co. ......................... 5,787 671,350
NiSource, Inc. ........................... 25,199 704,060
Public Service Enterprise Group, Inc. ........... 11,497 696,143
Sempra Energy .......................... 4,202 698,330
WEC Energy Group, Inc. .................... 6,930 687,040
6,895,137
a
Oil, Gas & Consumable Fuels  —  3 .9%
APA Corp. ............................. 14,313 670,564
Cheniere Energy, Inc. ...................... 3,954 693,373
Chesapeake Energy Corp. .................. 6,709 694,382
Chevron Corp. ........................... 3,624 664,315
ConocoPhillips .......................... 5,158 637,065
Coterra Energy, Inc. ....................... 24,934 695,908
Devon Energy Corp. ....................... 9,527 652,790
Diamondback Energy, Inc. ................... 4,246 628,493
EOG Resources, Inc. ...................... 4,703 667,497
EQT Corp. ............................. 16,165 685,558
Exxon Mobil Corp. ........................ 5,918 658,910
Hess Corp. ............................. 4,606 662,850
HF Sinclair Corp. ......................... 10,409 648,897
Kinder Morgan, Inc. , Class P ................. 36,007 688,454
Marathon Oil Corp. ........................ 21,534 659,586
Marathon Petroleum Corp. .................. 5,473 666,666
Occidental Petroleum Corp.
(b)
................. 9,309 646,882
ONEOK, Inc. ............................ 10,288 688,473
Ovintiv, Inc. ............................. 12,179 679,101
Phillips 66 .............................. 6,085 659,857
Pioneer Natural Resources Co. ............... 2,654 626,318
Targa Resources Corp. ..................... 9,170 682,156
Texas Pacific Land Corp. .................... 245 635,172
Valero Energy Corp. ....................... 4,820 644,048
Williams Companies, Inc. (The) ............... 19,858 689,073
16,626,388
a
Personal Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 2,841 669,879
a

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Pharmaceuticals  —  1 .8%
Bristol-Myers Squibb Co. .................... 8,564 $ 687,518
Catalent, Inc.
(a)
.......................... 15,410 772,503
Elanco Animal Health, Inc.
(a)
.................. 55,688 716,705
Eli Lilly & Co. ........................... 1,834 680,561
Jazz Pharmaceuticals PLC
(a)
................. 4,506 707,036
Johnson & Johnson ....................... 3,764 669,992
Merck & Co., Inc. ......................... 6,363 700,693
Pfizer, Inc. ............................. 13,752 689,388
Royalty Pharma PLC , Class A ................ 15,471 680,260
Viatris, Inc. ............................. 60,295 665,054
Zoetis, Inc. , Class A ....................... 4,554 701,954
7,671,664
a
Professional Services  —  1 .4%
Booz Allen Hamilton Holding Corp. , Class A ....... 6,185 658,084
Clarivate PLC
(a) (b)
......................... 71,625 701,209
CoStar Group, Inc.
(a)
....................... 8,208 665,176
Equifax, Inc. ............................ 3,313 653,887
Jacobs Solutions, Inc. ...................... 5,262 665,853
Leidos Holdings, Inc. ...................... 6,239 682,110
Robert Half International, Inc. ................. 8,785 692,082
TransUnion ............................. 10,974 692,240
Verisk Analytics, Inc. ....................... 3,822 702,140
6,112,781
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 8,808 701,117
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 18,810 714,404
1,415,521
a
Road & Rail  —  1 .3%
AMERCO , Series N , NVS
(a)
.................. 11,435 722,349
CSX Corp. ............................. 21,478 702,116
JB Hunt Transport Services, Inc. .............. 3,691 678,738
Knight-Swift Transportation Holdings, Inc. , Class A .. 12,118 671,701
Norfolk Southern Corp. ..................... 2,688 689,472
Old Dominion Freight Line, Inc. ............... 2,223 672,702
Uber Technologies, Inc.
(a)
................... 22,902 667,364
Union Pacific Corp. ....................... 3,150 684,904
5,489,346
a
Semiconductors & Semiconductor Equipment  —  3 .9%
Advanced Micro Devices, Inc.
(a)
............... 9,015 699,834
Analog Devices, Inc. ....................... 4,098 704,487
Applied Materials, Inc. ..................... 6,335 694,316
Broadcom, Inc. .......................... 1,289 710,278
Enphase Energy, Inc.
(a)
..................... 2,126 681,574
Entegris, Inc. ............................ 9,043 698,933
First Solar, Inc.
(a)
......................... 3,981 686,842
Intel Corp. ............................. 22,204 667,674
KLA Corp. .............................. 1,762 692,730
Lam Research Corp. ...................... 1,452 685,896
Marvell Technology, Inc. .................... 15,074 701,243
Microchip Technology, Inc. ................... 8,942 708,117
Micron Technology, Inc. ..................... 11,322 652,713
Monolithic Power Systems, Inc. ............... 1,758 671,486
NVIDIA Corp. ........................... 4,304 728,366
NXP Semiconductors NV ................... 3,857 678,215
ON Semiconductor Corp.
(a)
.................. 9,153 688,306
Qorvo, Inc.
(a)
............................ 6,705 665,471
QUALCOMM, Inc. ........................ 5,355 677,354
Skyworks Solutions, Inc. .................... 7,031 672,304
SolarEdge Technologies, Inc.
(a)
................ 2,165 647,032
Teradyne, Inc. ........................... 7,139 667,140
Texas Instruments, Inc. ..................... 3,786 683,222
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(a)
......................... 7,285 $ 662,352
16,425,885
a
Software  —  6 .0%
Adobe, Inc.
(a)
............................ 2,005 691,585
ANSYS, Inc.
(a)
........................... 2,721 691,950
Aspen Technology, Inc.
(a)
.................... 2,765 637,332
Autodesk, Inc.
(a)
.......................... 3,169 639,980
Bentley Systems, Inc. , Class B
(b)
............... 17,209 681,648
Bill.com Holdings, Inc.
(a)
.................... 5,853 704,818
Black Knight, Inc.
(a)
........................ 10,909 676,249
Cadence Design Systems, Inc.
(a)
.............. 4,019 691,429
Ceridian HCM Holding, Inc.
(a) (b)
................ 10,160 695,350
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 4,772 561,426
Datadog, Inc. , Class A
(a)
.................... 8,668 656,861
DocuSign, Inc.
(a)
......................... 14,418 678,655
Dropbox, Inc. , Class A
(a)
.................... 29,769 701,358
Dynatrace, Inc.
(a)
......................... 18,126 702,382
Fair Isaac Corp.
(a)
......................... 1,151 713,298
Fortinet, Inc.
(a)
........................... 12,718 676,089
Gen Digital, Inc. .......................... 29,321 673,210
HubSpot, Inc.
(a)
.......................... 2,433 737,272
Intuit, Inc. .............................. 1,745 711,245
Microsoft Corp. .......................... 2,750 701,635
Oracle Corp. ............................ 8,319 690,727
Palantir Technologies, Inc. , Class A
(a)
........... 89,749 673,118
Palo Alto Networks, Inc.
(a)
................... 3,960 672,804
Paycom Software, Inc.
(a)
.................... 2,096 710,754
Paylocity Holding Corp.
(a)
................... 3,199 696,838
PTC, Inc.
(a)
............................. 5,379 684,263
Roper Technologies, Inc. .................... 1,532 672,379
Salesforce, Inc.
(a)
......................... 4,480 717,920
ServiceNow, Inc.
(a)
........................ 1,661 691,474
Splunk, Inc.
(a) (b)
.......................... 8,580 666,494
Synopsys, Inc.
(a)
......................... 2,035 690,964
Tyler Technologies, Inc.
(a)
................... 2,116 725,238
Unity Software, Inc.
(a) (b)
..................... 19,125 755,629
VMware, Inc. , Class A
(a)
.................... 5,690 691,278
Workday, Inc. , Class A
(a)
.................... 4,520 758,908
Zoom Video Communications, Inc. , Class A
(a)
...... 8,124 612,793
Zscaler, Inc.
(a) (b)
.......................... 4,781 638,024
25,373,377
a
Specialty Retail  —  2 .2%
Advance Auto Parts, Inc. .................... 4,497 679,002
AutoZone, Inc.
(a)
......................... 270 696,330
Bath & Body Works, Inc. .................... 17,349 737,333
Best Buy Co., Inc. ........................ 9,205 785,187
Burlington Stores, Inc.
(a) (b)
................... 4,201 822,052
CarMax, Inc.
(a) (b)
.......................... 9,965 691,172
Home Depot, Inc. (The) .................... 2,118 686,211
Lowe's Companies, Inc. .................... 3,159 671,445
O'Reilly Automotive, Inc.
(a)
................... 791 683,851
Ross Stores, Inc. ......................... 6,165 725,436
TJX Companies, Inc. (The) .................. 8,486 679,304
Tractor Supply Co. ........................ 3,017 682,777
Ulta Beauty, Inc.
(a)
........................ 1,506 700,049
9,240,149
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Apple, Inc. ............................. 4,384 648,964
Dell Technologies, Inc. , Class C ............... 15,777 706,652
Hewlett Packard Enterprise Co. ............... 42,057 705,716
HP, Inc. ............................... 22,498 675,840
NetApp, Inc. ............................ 8,997 608,287

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC ............. 12,154 $ 643,797
Western Digital Corp.
(a)
..................... 17,994 661,280
4,650,536
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Lululemon Athletica, Inc.
(a)
................... 1,907 725,251
Nike, Inc. , Class B ........................ 6,291 690,060
VF Corp. .............................. 20,050 658,041
2,073,352
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 15,006 698,979
Philip Morris International, Inc. ................ 6,889 686,627
1,385,606
a
Trading Companies & Distributors  —  0 .6%
Fastenal Co. ............................ 12,839 661,337
Ferguson PLC ........................... 5,675 665,280
United Rentals, Inc.
(a)
...................... 1,919 677,464
WW Grainger, Inc. ........................ 1,111 670,000
2,674,081
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 4,521 686,107
Essential Utilities, Inc. ...................... 14,076 679,026
1,365,133
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 4,456 $ 674,906
a
Total Long-Term Investments — 99.8%
(Cost: $ 398,698,070 ) ................................ 424,014,757
a
Short-Term Securities
Money Market Funds  —  2 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.06%
(c) (d) (e)
...................... 12,190,026 12,191,245
a
Total Short-Term Securities — 2.8%
(Cost: $ 12,185,859 ) ................................. 12,191,245
Total Investments — 102.6%
(Cost: $ 410,883,929 ) ................................ 436,206,002
Liabilities in Excess of Other Assets — ( 2 .6 ) % ............... (11,252,385)
Net Assets — 100.0% ................................. $ 424,953,617
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/22
  Shares
Held at
11/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 19,441,960 $ — $ (7,244,754)
(a)
$ (265) $ (5,696) $ 12,191,245 12,190,026 $ 46,138
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 572,417 — (572,417)
(a)
— — — — 3,773 —
BlackRock, Inc. ... 656,394 25,095 (73,406) 6,799 44,554 659,436 921 4,807 —
$ 6,534 $ 38,858
$ 12,850,681
$ 54,718 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 3  12/16/22 $ 612  $ 14,849
S&P MidCap 400 E-Mini Index ............................................................. 1  12/16/22 258  11,972
$ 26,821

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
MSCI USA Equal Weighted ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 424,014,757 $ — $ — $ 424,014,757
Short-Term Securities
Money Market Funds ...................................... 12,191,245 — — 12,191,245
$ 436,206,002 $ — $ — $ 436,206,002
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 26,821 $ — $ — $ 26,821
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares